MINERAL INTERESTS - Group of claims (Details) - CAD ($)	May 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
MINERAL INTERESTS
Cost of asset		$ 4	$ 4
Treasure Mountain Property
MINERAL INTERESTS
Cost of asset		1	1
Crown Grant mineral claim
MINERAL INTERESTS
Cost of asset		1	1
Surface rights
MINERAL INTERESTS
Cost of asset		1	1
Dominion Creek Property
MINERAL INTERESTS
Cost of asset		$ 1	$ 1	$ 1
Percentage of interest acquired	50.00%